Law Department
The Lincoln National Life Insurance Company
350 Church Street
Hartford, CT 06103

Nadine Rosin
Assistant Vice President
& Senior Counsel
Phone: 860-466-2832
Nadine.Rosin@LFG.com
VIA EDGAR

August 4, 2023

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: Initial Registration Statement on Form S-3
The Lincoln National Life Insurance Company
Lincoln Level AdvantageSM B Share, Lincoln Level AdvantageSM Advisory,
Lincoln Level AdvantageSM B Class, Lincoln Level AdvantageSM Access,
Lincoln Level AdvantageSM Advisory Class, Lincoln Level Advantage® Design B-Share,
Lincoln Level Advantage® Design Advisory, Lincoln Level Advantage® Select B-Share

Commissioners:

On behalf of The Lincoln National Life Insurance Company, we hereby file on EDGAR a conformed electronic format copy of an initial registration statement under the Securities Act of 1933 on Form S-3 (the “Registration Statement”).

The Registration Statement contains eight prospectuses that each describe certain index-linked annuity contracts (the “Contracts”).  Each prospectus describes one version of the Contract - five B Share contracts and three Advisory Share contracts. The prospectuses contain identical disclosure, except with respect to certain features, including: (i) fees and charges; (ii) investment options; (iii) available death benefits; and (iv) distribution channels.  The B Share versions and the Advisory versions are substantially similar.

Lincoln is making this filing to register additional interests and to introduce two new crediting methods and new investment options to the registered index-linked variable annuity contracts under a previous registration statement (File No. 333-238932), upon which the Contracts are based. The previous registration statement was most recently reviewed and ordered effective on February 4, 2022. Accordingly, we request that the Registration Statement be given selective review pursuant to release IC-13768 and ADI Bulletin 2018-06. Blacklined prospectuses for the Contracts are attached. Each prospectus is blacklined to reflect any changes made to the prospectus since the Staff’s latest review.

Any questions or comments regarding this filing should be directed to me at the number listed above.

Sincerely,

/s/Nadine Rosin

Nadine Rosin